Submission	May 08, 2026
Submission [Line Items]
Central Index Key	0001845257
Registrant Name	LifeStance Health Group, Inc.
Registration File Number	333-279585
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES